CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Gross revenues	$ 5,736,801	$ 5,188,942	$ 5,597,839
Less: promotional allowances	0	0	(313,016)
Net revenues	5,736,801	5,188,942	5,284,823
OPERATING COSTS AND EXPENSES
General and administrative	(559,480)	(505,930)	(467,136)
Payments to the Philippine Parties	(57,428)	(60,778)	(51,661)
Pre-opening costs	(4,847)	(55,390)	(5,331)
Development costs	(57,433)	(23,029)	(31,115)
Amortization of gaming subconcession	(56,841)	(56,809)	(57,237)
Amortization of land use rights	(22,659)	(22,646)	(22,817)
Depreciation and amortization	(571,705)	(488,446)	(460,521)
Property charges and other	(20,815)	(29,147)	(31,616)
Total operating costs and expenses	(4,989,123)	(4,575,495)	(4,680,283)
OPERATING INCOME	747,678	613,447	604,540
NON-OPERATING INCOME (EXPENSES)
Interest income	9,311	5,471	3,580
Interest expenses, net of capitalized interest	(310,102)	(264,880)	(255,764)
Loan commitment and other finance fees	(2,738)	(4,630)	(6,079)
Foreign exchange (losses) gains, net	(10,756)	(10,497)	12,781
Other (expenses) income, net	(23,914)	3,684	5,282
Loss on extinguishment of debt	(6,333)	(3,461)	(49,337)
Costs associated with debt modification	(579)	0	(2,793)
Total non-operating expenses, net	(345,111)	(274,313)	(292,330)
INCOME BEFORE INCOME TAX	402,567	339,134	312,210
INCOME TAX (EXPENSE) CREDIT	(8,339)	(238)	10
NET INCOME	394,228	338,896	312,220
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(21,055)	1,403	32,608
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$ 373,173	$ 340,299	$ 344,828
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.260	$ 0.226	$ 0.232
Diluted	$ 0.258	$ 0.224	$ 0.230
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,436,569,083	1,506,551,789	1,484,379,459
Diluted	1,443,447,422	1,516,410,062	1,496,068,459
Casino [Member]
OPERATING REVENUES
Gross revenues	$ 4,976,686	$ 4,496,625	$ 4,937,597
OPERATING COSTS AND EXPENSES
Cost of revenue	(3,266,736)	(3,001,310)	(3,374,013)
Rooms [Member]
OPERATING REVENUES
Gross revenues	349,908	311,028	271,500
OPERATING COSTS AND EXPENSES
Cost of revenue	(89,778)	(78,377)	(32,641)
Food and Beverage [Member]
OPERATING REVENUES
Gross revenues	235,120	204,171	184,979
OPERATING COSTS AND EXPENSES
Cost of revenue	(181,456)	(161,184)	(57,927)
Entertainment, Retail and Other [Member]
OPERATING REVENUES
Gross revenues	175,087	177,118	203,763
OPERATING COSTS AND EXPENSES
Cost of revenue	$ (99,945)	$ (92,449)	$ (88,268)